UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 92.5%
EUROPE – 48.2%
United Kingdom – 6.8%
Aggreko PLC	1,107,116	$13,092,583
Autonomy Corp. PLC**	722,295	12,723,955
Hikma Pharmaceuticals PLC	207,355	1,781,838
Michael Page International PLC	1,023,744	8,640,118
Weir Group PLC	660,789	11,146,995
Wellstream Holdings PLC**	289,233	4,825,876

		52,211,365

Finland – 6.3%
KCI Konecranes OYJ	132,145	5,315,648
Nokia OYJ	100,552	3,822,550
Nokian Renkaat OYJ	291,477	11,413,193
Outotec OYJ	210,727	14,873,999
Wartsila Corp. OYJ - B	187,555	12,850,629

		48,276,019

Germany – 4.9%
Kontron AG	229,642	5,134,518
Q-Cells AG**	78,782	8,054,684
Software AG	123,118	11,558,826
United Internet AG	592,101	13,331,539

		38,079,567

Sweden – 4.2%
Alfa Laval AB	176,646	11,362,295
Hennes & Mauritz AB - B	150,225	9,522,961
Oriflame Cosmetics SA - SDR	193,350	11,731,638

		32,616,894

Italy – 3.7%
Azimut Holding SpA	500,879	7,713,632
Prysmian SpA**	414,631	11,818,896
Trevi Finanziaria SpA	453,477	8,942,930

		28,475,458

Spain – 3.3%
Grifols SA	510,512	11,720,177
Tecnicas Reunidas SA	186,742	13,780,175

		25,500,352

Norway – 3.1%
Renewable Energy Corp. ASA**	187,300	8,633,258
Seadrill, Ltd.**	523,900	11,782,588
TGS Nopec Geophysical Co. ASA**	182,600	3,742,601

		24,158,447

Russia – 3.1%
Vimpel-Communications - ADR	474,720	12,836,429
Wimm-Bill-Dann Foods - ADR	101,474	11,095,167

		23,931,596

Denmark – 2.7%
Novo Nordisk AS - B	103,375	12,477,213
Vestas Wind Systems AS**	104,650	8,267,268

		20,744,481

Netherlands – 2.5%
Draka Holding NV	227,959	10,174,274
Koninklijke Boskalis Westminster NV - CVA	177,834	8,966,633

		19,140,907

Luxembourg – 2.4%
ArcelorMittal	53,452	4,221,800
Millicom International Cellular SA**	166,747	13,990,074

		18,211,874

France – 1.8%
Nexans SA	82,964	13,646,134

Austria – 1.6%
Andritz AG	180,236	12,451,959

Switzerland – 1.5%
Petroplus Holdings AG**	43,882	3,870,888
Temenos Group AG**	338,732	7,913,687

		11,784,575

Greece – 0.3%
Jumbo SA	77,263	2,641,941

Total EUROPE		371,871,569

FAR EAST – 32.6%
Japan – 10.9%
Daihen Corp.	1,136,400	7,548,628
GEO Corp.	1,865	3,864,275
Glory, Ltd.	120,000	3,813,172
Kawasaki Kisen Kaisha, Ltd.	540,000	7,930,875
Komatsu, Ltd.	249,000	8,367,562
Kuraray Co., Ltd.	541,500	6,859,204
Makita Corp.	97,300	4,269,290
Nintendo Co., Ltd.	27,600	14,368,868
Shinko Plantech Co., Ltd.	408,400	5,916,316
Sony Corp.	155,700	7,550,159
Star Micronics Co., Ltd.	126,900	3,933,000
Tokai Carbon Co., Ltd.	873,000	9,895,495

		84,316,844

Singapore – 5.8%
Capitaland, Ltd.	747,000	4,098,317
Cosco Corp., Ltd.	4,058,809	16,257,094
Keppel Corp., Ltd.	1,374,000	13,319,152
Swiber Holdings, Ltd.**	4,644,000	10,816,722

		44,491,285

China – 5.7%
China Coal Energy Co. - H	4,497,000	13,362,838
Parkson Retail Group, Ltd.	1,297,000	11,695,582
Rexcapital Financial Holdings, Ltd.**	34,785,000	5,638,017
Yangzijiang Shipbuilding Holdings, Ltd.**	9,016,000	13,534,622

		44,231,059

Australia – 4.9%
Boart Longyear Group**	6,112,222	12,908,374
CSL, Ltd.	130,325	12,408,603
WorleyParsons, Ltd.	337,477	12,700,122

		38,017,099

South Korea – 1.5%
NHN Corp.**	50,505	11,688,111

Malaysia – 1.5%
Resorts World BHD	9,863,300	11,346,775

Indonesia – 1.3%
PT Bumi Resources Tbk	25,097,000	9,811,019

Thailand – 1.0%
Aromatics Public Co., Ltd. - NVDR	3,500,900	7,711,683

Total FAR EAST		251,613,875

Driehaus International Discovery Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

NORTH AMERICA – 6.2%
Canada – 4.4%
Major Drilling Group International, Inc.**	105,530	$5,631,662
Rogers Communications, Inc. - B	336,201	15,305,063
Shoppers Drug Mart Corp.	140,597	7,686,789
Yamana Gold Inc.	499,403	5,899,548

		34,523,062

Mexico – 1.8%
America Movil SAB de CV - L - ADR	215,596	13,798,144

Total NORTH AMERICA		48,321,206

SOUTH AMERICA – 4.1%
Brazil – 4.1%
Dufry South America, Ltd. - BDR**	263,255	6,865,024
Lupatech SA	102,960	2,583,830
Net Servicos de Comunicacao SA (Pref.)**	818,700	13,511,007
Positivo Informatica SA	409,040	8,747,609

		31,707,470

Total SOUTH AMERICA		31,707,470

AFRICA – 1.4%
South Africa – 1.4%
Kumba Iron Ore, Ltd.	189,697	6,222,914
Spar Group, Ltd.	561,380	4,490,682

		10,713,596

Total AFRICA		10,713,596

Total EQUITY SECURITIES (Cost $537,887,084)		714,227,716

TOTAL INVESTMENTS (COST $537,887,084)	92.5%	$714,227,716
Other Assets In Excess Of Liabilities	7.5%	57,914,708

Net Assets	100.0%	$772,142,424

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$542,833,391

Gross Appreciation		$174,843,885
Gross Depreciation		(3,449,560)

Net Appreciation		$171,394,325

**	Non-income producing security

ADR	American Depository Receipt

BDR	Bearer Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

NVDR	Non-Voting Depository Receipt

SDR	Swedish Depository Receipts
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the close of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 92.3%
FAR EAST – 47.3%
South Korea – 13.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	152,146	$9,625,495
Dong-A Pharmaceutical Co., Ltd.	73,422	7,942,284
Hyundai Development Co.	66,275	6,191,556
Hyundai Steel Co.	118,653	10,008,754
Jusung Engineering Co., Ltd.**	386,857	11,370,688
Kangwon Land, Inc.	225,240	6,644,974
Kiwoom Securities Co., Ltd.	4,835	361,357
MegaStudy Co., Ltd.	31,335	9,552,519
NHN Corp.**	66,336	15,351,797
Pyeong San Co., Ltd.	177,146	9,329,586
Samsung Electronics Co., Ltd.	25,802	16,210,828
Shinhan Financial Group Co., Ltd.	278,103	18,171,503
Shinsegae Co., Ltd.	18,304	12,740,000

		133,501,341

China – 12.5%
China Coal Energy Co. - H	5,041,000	14,979,335
China Hongxing Sports, Ltd.	12,570,000	9,561,831
China Medical Technologies, Inc. - ADR	188,375	8,060,566
China Mengniu Dairy Co., Ltd.	2,357,000	10,263,184
China Merchants Bank Co., Ltd. - H	3,170,500	13,927,793
China Mobile, Ltd.	761,000	12,461,689
Dalian Port (PDA) Co., Ltd. - H	6,945,500	5,637,632
Fu Ji Food & Catering Services	1,680,500	5,166,545
Hopson Development Holdings, Ltd.	2,468,000	8,222,592
Lee & Man Paper Manufacturing, Ltd.	2,214,000	9,612,033
Perfect World Co., Ltd. - ADR**	199,747	5,455,091
Suntech Power Holdings Co., Ltd. - ADR**	88,504	3,531,310
Zijin Mining Group Co., Ltd. - H	10,048,000	15,613,864

		122,493,465

Taiwan – 10.6%
Asustek Computer, Inc.	3,145,000	9,569,435
AU Optronics Corp.	5,885,837	10,153,903
Delta Electronics, Inc.	4,144,782	16,066,031
MediaTek, Inc.	692,550	12,477,996
Mitac International Corp.	8,426,233	11,747,927
Opto Tech Corp.**	5,637,000	4,922,767
Shin Kong Financial Holding Co., Ltd.	8,540,906	7,929,813
Unimicron Technology Corp.	8,633,680	15,793,801
Yang Ming Marine Transport	5,954,187	4,789,257
Yuanta Financial Holding Co., Ltd.**	17,091,000	10,474,031

		103,924,961

Thailand – 3.1%
Aromatics Public Co., Ltd. - NVDR	4,059,500	8,942,152
Asian Property Development Public Co., Ltd. - NVDR	12,396,700	2,531,784
BEC World Public Co., Ltd. - NVDR	13,509,200	9,144,083
Siam Commercial Bank Public Co., Ltd. - NVDR	4,310,100	9,934,293

		30,552,312

Malaysia – 2.7%
Alliance Financial Group BHD	10,387,500	9,450,110
Resorts World BHD	14,784,500	17,008,141

		26,458,251

Indonesia – 1.7%
PT Bumi Resources Tbk	32,114,500	12,554,329
PT Perusahaan Gas Negara Tbk	2,977,000	3,922,673

		16,477,002

India – 1.1%
Rolta India, Ltd.	714,851	10,326,074

Pakistan – 1.0%
Fauji Fertilizer Bin Qasim, Ltd.	13,464,582	9,825,086

Philippines – 0.9%
Ayala Land, Inc.	22,963,480	8,283,164

Total FAR EAST		461,841,656

EUROPE – 17.4%
Russia – 6.8%
Golden Telecom, Inc. - ADR	144,693	11,646,340
Mechel - ADR	255,671	13,039,221
NovaTek OAO - GDR	191,073	10,031,332
Sberbank RF	2,373,000	9,895,410
Unified Energy System - GDR**	82,813	10,020,373
X5 Retail Group NV - GDR**	344,145	11,718,137

		66,350,813

Turkey – 2.7%
Dogus Otomotiv Servis ve Ticaret AS	1,469,263	9,920,873
TAV Havalimanlari Holding AS**	785,250	7,221,437
Turkiye Garanti Bankasi AS	1,167,645	8,948,398

		26,090,708

United Kingdom – 2.5%
Hikma Pharmaceuticals PLC	819,850	7,045,114
Tullow Oil PLC	857,386	10,455,071
Wellstream Holdings PLC**	386,374	6,446,682

		23,946,867

Greece – 1.1%
Coca-Cola Hellenic Bottling Co. SA	194,236	11,217,268

Austria – 1.0%
Raiffeisen International Bank Holding AG	67,413	9,853,032

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

Spain – 1.0%
Telefonica SA	345,678	$9,675,967

Sweden – 0.8%
Oriflame Cosmetics SA - SDR	132,755	8,054,997

Kazakhstan – 0.8%
Kazakhmys PLC	275,097	7,907,998

Switzerland – 0.7%
Addax Petroleum Corp.	163,753	6,458,584

Total EUROPE		169,556,234

SOUTH AMERICA – 13.2%
Brazil – 12.1%
Aracruz Celulose SA - ADR	145,510	10,708,081
Cyrela Brazil Realty SA	975,450	13,064,538
Dufry South America, Ltd. - BDR**	413,915	10,793,855
Gerdau SA - ADR	354,269	9,288,933
GVT Holding SA**	427,930	9,104,894
Lupatech SA	321,800	8,075,723
Net Servicos de Comunicacao SA (Pref.)**	1,104,406	18,226,013
OdontoPrev SA	256,600	7,976,578
Petroleo Brasileiro SA - ADR	290,230	21,912,365
Unibanco SA - GDR	71,783	9,443,054

		118,594,034

Argentina – 0.4%
Mercadolibre, Inc.**	106,400	3,897,432

Chile – 0.7%
La Polar SA	998,870	6,286,013

Total SOUTH AMERICA		128,777,479

AFRICA – 6.1%
South Africa – 6.1%
Kumba Iron Ore, Ltd.	364,226	11,948,250
MTN Group, Ltd.	965,693	14,648,066
Murray & Roberts Holdings, Ltd.	778,843	10,158,772
Nedbank Group, Ltd.	553,817	10,049,303
Sasol, Ltd.	294,978	12,673,782

		59,478,173

Total AFRICA		59,478,173

NORTH AMERICA – 5.8%
Mexico – 5.8%
America Movil SAB de CV - L - ADR	302,337	19,349,568
Empresas ICA SAB de CV**	940,992	5,673,965
Fomento Economico Mexicano SAB de CV - ADR	185,568	6,940,243
Grupo Aeroportuario del Pacifico SA de CV - ADR	340,959	18,616,362
Urbi Desarrollos Urbanos SA de CV**	1,724,621	6,196,866

		56,777,004

Total NORTH AMERICA		56,777,004

MIDDLE EAST – 2.5%
Israel – 2.5%
Alvarion, Ltd.**	805,000	11,688,600
Makhteshim - Agan Industries, Ltd.**	1,460,621	12,930,385

		24,618,985

Total MIDDLE EAST		24,618,985

Total EQUITY SECURITIES (Cost $613,555,305)		901,049,531

EQUITY CERTIFICATES – 4.1%
FAR EAST – 4.1%
India – 4.1%
Jaiprakash Associates, Ltd.†	445,591	12,208,347
Punj Lloyd, Ltd.†	1,166,678	9,079,088
Reliance Communications, Ltd.†	1,290,840	19,065,449

Total EQUITY CERTIFICATES (Cost $23,268,540)		40,352,884

RIGHTS – 0.0%
EUROPE – 0.0%
Austria – 0.0%
Raiffeisen Internatoinal Bank Holding AG, Expires: 10/03/07	61,118	—

Total Rights (Cost $0)		—

TOTAL INVESTMENTS (COST $636,823,845)	96.4%	$941,402,415
Other Assets In Excess Of Liabilities	3.6%	35,483,881

Net Assets	100.0%	$976,886,296

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$646,994,183

Gross Appreciation		$297,115,582
Gross Depreciation		(2,707,350)

Net Appreciation		$294,408,232

**	Non-income producing security

†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2007, the value of these restricted securities amounted to $40,352,884 or 4.1% of net assets.
Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Jaiprakash Associates, Ltd	08/05/05 to 08/27/07	$3,359,823
Punj Lloyd, Ltd	07/02/07 to 09/19/07	$8,029,474
Reliance Communications, Ltd	10/17/06 to 09/13/07	$11,879,243

ADR	American Depository Receipt

BDR	Bearer Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

SDR	Swedish Depository Receipts

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2007 (unaudited)
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the close of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Driehaus International Equity Yield Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 92.6%
FAR EAST – 41.7%
Australia – 11.9%
Boart Longyear Group**	835,890	$1,765,312
Bradken, Ltd.	150,211	1,415,538
Rio Tinto, Ltd.	21,390	2,054,063
WorleyParsons, Ltd.	53,546	2,015,073
Zinifex, Ltd.	163,632	2,572,927

		9,822,913

China – 11.8%
China Coal Energy Co. - H	1,123,000	3,336,995
China Construction Bank Corp. - H	1,604,000	1,462,899
China Mengniu Dairy Co., Ltd.	385,000	1,676,422
China Merchants Bank Co., Ltd. - H	328,000	1,440,882
LDK Solar Co., Ltd. - ADR**	26,600	1,832,740

		9,749,938

Japan – 6.0%
Hitachi Construction Machinery Co., Ltd.	27,000	1,078,919
Makita Corp.	43,700	1,917,451
Nintendo Co., Ltd.	3,700	1,926,261

		4,922,631

Taiwan – 5.4%
AU Optronics Corp. - ADR	48,315	817,490
MediaTek, Inc.	132,850	2,393,620
Yuanta Financial Holding Co., Ltd.**	1,994,000	1,222,001

		4,433,111

South Korea – 2.7%
Hyundai Development Co.	15,654	1,462,431
Hyundai Engineering & Construction Co., Ltd.**	8,128	776,210

		2,238,641

Thailand – 2.1%
Kasikornbank Public Co., Ltd. - NVDR	717,700	1,696,096

Singapore – 1.8%
Allgreen Properties, Ltd.	1,179,000	1,523,851

Total FAR EAST		34,387,181

EUROPE – 36.6%
Finland – 5.7%
Nokia OYJ	50,190	1,908,006
Nokian Renkaat OYJ	16,318	638,954
Outotec OYJ	21,499	1,517,490
YIT OYJ	21,721	645,476

		4,709,926

Germany – 4.5%
Bauer AG	5,908	386,684
Q-Cells AG**	9,689	990,605
Siemens AG	6,742	926,954
Solarworld AG	25,017	1,440,112

		3,744,355

Italy – 4.4%
Luxottica Group SpA	59,763	2,034,170
Saipem SpA	38,058	1,623,715

		3,657,885

France – 4.2%
Alstom SA	9,108	1,851,627
Nexans SA	9,814	1,614,232

		3,465,859

Russia – 3.0%
Sberbank RF	304,000	1,267,680
X5 Retail Group NV - GDR**	34,929	1,189,332

		2,457,012

United Kingdom – 2.9%
Michael Page International PLC	88,664	748,300
Tullow Oil PLC	138,197	1,685,191

		2,433,491

Sweden – 2.8%
Oriflame Cosmetics SA - SDR	38,400	2,329,945

Norway – 2.4%
Renewable Energy Corp. ASA**	42,550	1,961,266

Netherlands – 1.8%
Koninklijke Boskalis Westminster NV - CVA	29,193	1,471,951

Czech Republic – 1.8%
Komercni Banka AS	6,274	1,460,131

Luxembourg – 1.6%
ArcelorMittal	16,856	1,331,338

Spain – 1.5%
Tecnicas Reunidas SA	16,384	1,209,018

Total EUROPE		30,232,177

SOUTH AMERICA – 6.9%
Brazil – 5.4%
Banco do Brasil SA	58,600	986,257
Cyrela Brazil Realty SA	66,836	895,158
Dufry South America, Ltd. - BDR**	32,600	850,125
Net Servicos de Comunicacao SA (Pref.)**	103,200	1,703,110

		4,434,650

Peru – 1.5%
Compania de Minas Buenaventura SA - ADR	27,100	1,294,838

Total SOUTH AMERICA		5,729,488

NORTH AMERICA – 3.9%
Mexico – 2.2%
Grupo Aeroportuario del Pacifico SA de CV - ADR	32,500	1,774,500

Canada – 1.7%
Research In Motion, Ltd.**	14,568	1,431,681

Total NORTH AMERICA		3,206,181

AFRICA – 3.5%
South Africa – 3.5%
First Uranium Corp.**	106,800	1,016,836
Kumba Iron Ore, Ltd.	36,544	1,198,808
Spar Group, Ltd.	87,521	700,112

		2,915,756

Total AFRICA		2,915,756

Total EQUITY SECURITIES (Cost $59,499,578)		76,470,783

Driehaus International Equity Yield Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

TOTAL INVESTMENTS (COST $59,499,578)	92.6%	$76,470,783
Other Assets In Excess Of Liabilities	7.4%	6,077,107

Net Assets	100.0%	$82,547,890

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$59,499,578

Gross Appreciation		$17,626,821
Gross Depreciation		(655,616)

Net Appreciation		$16,971,205

**	Non-income producing security

ADR	American Depository Receipt

BDR	Bearer Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

SDR	Swedish Depository Receipts
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the close of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 86.0%
FAR EAST – 38.2%
Japan – 10.4%
Aruze Corp.	28,600	$1,274,818
Hisaka Works, Ltd.	103,000	2,362,817
Nippon Carbon Co., Ltd.	393,000	2,637,906
Nippon Synthetic Chemical Industry Co., Ltd.	369,000	2,168,415
Shinko Plantech Co., Ltd.	142,800	2,068,682
Toyo Tanso Co., Ltd.	10,500	1,059,461

		11,572,099

China – 9.0%
China Grand Forestry Resources Group, Ltd.**	2,578,000	852,275
China High Speed Transmission Equipment Group Co., Ltd.**	708,000	1,280,508
China Huiyuan Juice Group, Ltd.**	546,000	740,282
Luks Group Vietnam Holdings Co., Ltd.	1,491,500	2,006,868
Perfect World Co., Ltd. - ADR**	59,400	1,622,214
Shimao Property Holdings, Ltd.	348,000	1,058,703
Tian An China Investments Co., Ltd.	778,000	950,752
Yangzijiang Shipbuilding Holdings, Ltd.**	980,000	1,471,155

		9,982,757

South Korea – 6.1%
Credu Corp.	11,841	1,067,398
Forhuman Co., Ltd.**	51,700	1,590,204
MegaStudy Co., Ltd.	1,778	542,026
Pyeong San Co., Ltd.	67,895	3,575,764

		6,775,392

Taiwan – 4.9%
AV Tech Corp.	208,600	1,735,404
Epistar Corp.	241,000	1,174,169
GeoVision, Inc.	183,000	1,609,346
Topoint Technology Co., Ltd.	290,000	924,161

		5,443,080

Singapore – 3.1%
Allgreen Properties, Ltd.	847,000	1,094,742
Swiber Holdings, Ltd.**	1,043,000	2,429,337

		3,524,079

Australia – 2.3%
Ausenco, Ltd.	105,634	1,226,046
Avoca Resources, Ltd.**	95,786	191,241
Paladin Resources, Ltd.**	166,257	1,150,001

		2,567,288

Indonesia – 1.4%
PT Bumi Resources Tbk	3,925,500	1,534,572

Malaysia – 1.0%
IGB Corp. BHD	1,341,100	1,090,197

Total FAR EAST		42,489,464

EUROPE – 29.5%
Germany – 5.3%
Roth & Rau AG**	8,805	2,664,514
Solon AG Fuer Solartechnik**	15,457	1,752,245
Wirecard AG**	108,725	1,524,001

		5,940,760

Netherlands – 5.3%
Draka Holding NV	24,312	1,085,094
Koninklijke Boskalis Westminster NV - CVA	58,787	2,964,121
Smartrac NV**	36,190	1,883,579

		5,932,794

United Kingdom – 4.9%
Aero Inventory PLC	71,045	837,987
Hikma Pharmaceuticals PLC	298,734	2,567,074
Wellstream Holdings PLC**	122,024	2,035,980

		5,441,041

Switzerland – 4.0%
Meyer Burger Technology AG**	21,922	4,424,883

Sweden – 2.9%
Björn Borg AB	100,300	2,042,857
HiQ International AB	185,200	1,163,948

		3,206,805

Spain – 2.8%
Tecnicas Reunidas SA	42,331	3,123,714

Finland – 2.1%
Outotech OYJ	33,251	2,346,995

Russia – 1.0%
Mechel - ADR	10,500	535,500
Open Investments	2,035	602,360

		1,137,860

Turkey – 0.7%
Asya Katilim Bankasi AS**	90,514	742,410

Ireland – 0.5%
EcoSecurities Group PLC**	81,177	510,719

Total EUROPE		32,807,981

NORTH AMERICA – 6.7%
Canada – 4.2%
Labrador Iron Ore Royalty Income Fund	61,643	2,434,980
Uranium Participation Corp.**	95,833	1,101,263
Yamana Gold, Inc.	94,198	1,112,780

		4,649,023

United States – 2.5%
Geo Group, Inc.**	22,066	653,374
T-3 Energy Services, Inc.**	49,968	2,130,636

		2,784,010

Total NORTH AMERICA		7,433,033

MIDDLE EAST – 5.6%
Israel – 4.0%
Bluephoenix Solutions, Ltd.**	73,500	1,353,135
Ceragon Networks, Ltd.**	68,800	1,307,200
Elbit Systems, Ltd.	38,347	1,813,813

		4,474,148

Egypt – 1.6%
El Sewedy Cables Holding Co.**	109,079	1,756,587

Total MIDDLE EAST		6,230,735

SOUTH AMERICA – 4.7%
Brazil – 3.1%
LPS Brasil Consultoria de Imoveis SA**	101,620	1,478,563

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

Rossi Residencial SA	70,000	$1,966,721

		3,445,284

Argentina – 1.6%
Mercadolibre, Inc.**	49,689	1,820,108

Total SOUTH AMERICA		5,265,392

AFRICA – 1.3%
South Africa – 1.3%
Spar Group, Ltd.	179,629	1,436,917

Total AFRICA		1,436,917

Total EQUITY SECURITIES (Cost $75,114,683)		95,663,522

TOTAL INVESTMENTS (COST $75,114,683)	86.0%	$95,663,522
Other Assets In Exess Of Liabilities	14.0%	15,580,042

Net Assets	100.0%	$111,243,564

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$75,114,683

Gross Appreciation	$20,855,298
Gross Depreciation	(306,459)

Net Appreciation	$20,548,839

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the close of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)

Date	November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)

Date	November 28, 2007

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	November 28, 2007

* Print the name and title of each signing officer under his or her signature.